Retirement benefit plan - Schedule of changes in the defined benefit liabilities and fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Beginning balance	$ 370	$ 230
Ending balance	(30)	370
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Beginning balance	4,440	3,753
Current service cost	715	723
Past service cost	(537)	0
Net transfers to related parties	(1,463)	(428)
Interest cost	101	98
Experience adjustments in actuarial (gain) loss	(300)	552
Financial assumptions in actuarial (gain) loss	92	162
Benefits paid	(520)	(247)
Translation differences	(550)	(173)
Ending balance	$ 1,978	$ 4,440